Short-term financings and long-term debt - Schedule of Debt Facilities (Details) (USD $)				3 Months Ended		3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Aug. 31, 2012 Revolving Credit Facility [Member]	Mar. 31, 2013 HSBC Bank [Member] Working Capital [Member]	Dec. 31, 2012 HSBC Bank [Member] Working Capital [Member]	Mar. 31, 2013 HSBC Bank [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 HSBC Bank [Member] Revolving Credit Facility [Member]	Mar. 31, 2013 Other Lender [Member] Other Short-term Facility [Member]	Dec. 31, 2012 Other Lender [Member] Other Short-term Facility [Member]	Mar. 31, 2013 Other Lender [Member] Other Long-term Facility [Member]	Dec. 31, 2012 Other Lender [Member] Other Long-term Facility [Member]
Line of Credit Facility [Line Items]
Total Facility	$ 50,022,000		$ 50,000,000.0	$ 1,000,000		$ 49,000,000				$ 20,000
Facility Outstanding	47,810,000	28,193,000		966,000	839,000	46,822,000	27,328,000	2,000	12,000	20,000	14,000
Interest Rate - Fixed Basis				13.25%
Interest Rate - Fixed Margin				4.00%
Security				the Indian facility is supported by a $1.125 letter of credit issued under the main credit facility that we have with HSBC		Primarily all assets of the Company
Letter of Credit Outstanding				$ 1,125,000.000